Significant Vendor	12 Months Ended
Dec. 31, 2023
Disclosure Of Significant Vendor [Abstract]
Significant Vendor
(22) Significant Vendor
During the year ended December 31,
2022
, the Company had a significant vendor from which they purchased substantially all of their BTM kiosks, and from which the Company licensed software which was embedded in the kiosks to facilitate cryptocurrency transactions. As the Company migrated substantially all of its legacy BTM kiosks from this third-party vendor to its BitAccess software platform during 2022, the Company no longer considers this a significant vendor as of December 31, 2022. For the year ended 2022, the Company purchased software services from this significant vendor of $2.3 million, which is included in cost of revenue (excluding depreciation and amortization) in the consolidated Statements of Income (Loss) and Comprehensive Income (Loss).